Other non-current assets	12 Months Ended
Dec. 31, 2014
Other non-current assets
Other non-current assets

Note 9—Other non-current assets

        "Other non-current assets" consisted of the following:

	December 31,
($ in millions)	2014	2013
Pledged financial assets	229	285
Derivatives (including embedded derivatives) (see Note 5)	189	128
Investments	65	72
Restricted cash	64	95
Loans granted (see Note 6)	41	54
Other	139	124

Total	727	758

        The Company entered into structured leasing transactions with U.S. investors prior to 1999. Certain amounts were transacted at the inception of the leasing arrangements and are included above as "Pledged financial assets". These assets are pledged as security for certain outstanding deposit liabilities included in "Other non-current liabilities" (see Note 13) and the funds received upon maturity of the respective pledged financial assets will only be available to the Company for repayment of these obligations.

        "Investments" represents shares and other equity investments carried at cost.

        "Loans granted" is reported in the balance sheet at outstanding principal amount less any write-offs or allowance for uncollectible loans and primarily represents financing arrangements provided to customers (relating to products manufactured by the Company).